Stock and Incentive Programs (Tables)	12 Months Ended
Dec. 31, 2016
Share Based Compensation [Abstract]
Summary of Stock Option Activity

A summary of the Company’s stock option activity for LSC Communications, RRD and Donnelley Financial employees, officers and directors for the period after the separation is presented below.

	Shares Under Option (thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (millions)
Awards converted on October 1, 2016	299	$25.32
Outstanding at December 31, 2016	299	25.32	3.32	$2
Vested and expected to vest at December 31, 2016	299	25.32	3.32	2
Exercisable at December 31, 2016	299	$25.32	3.32	$2

Summary of Restricted Stock Units Activity

A summary of the Company’s RSU activity for LSC Communications, RRD and Donnelley Financial employees, officers and directors for the period after the separation is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Awards converted on October 1, 2016	652	$28.39
Granted	19	26.26
Vested	(19)	26.26
Nonvested at December 31, 2016	652	28.39

Summary of Performance Restricted Stock Activity

A summary of performance restricted stock (“PRS”) activity for the period after the separation is presented below.

	Shares (thousands)	Weighted Average Grant Date Fair Value
Awards converted on October 1, 2016	—	$—
Granted	434	26.26
Nonvested at December 31, 2016	434	$26.26